TAXES - Provision by Geographic Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax provision by geographic operations
Continuing operations provision for (benefit from) income taxes	$ 5,642	$ 449	$ 2,581
U.S.
Income tax provision by geographic operations
Continuing operations provision for (benefit from) income taxes	2,923	38	849
Non-U.S.
Income tax provision by geographic operations
Continuing operations provision for (benefit from) income taxes	$ 2,719	$ 411	$ 1,732